Financial Risk Management - Summary of Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value at risk	₩ 471,120	₩ 565,411
Kookmin Bank | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	417,756	479,174
Kookmin Bank | Default risk
Value At Risk Line Items [Line Items]
Value at risk	52,293	85,375
Kookmin Bank | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	1,070	862
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	903,937	1,051,187
KB Securities Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	612,879	736,052
KB Securities Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	282,755	307,682
KB Securities Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	8,303	7,454
KB Kookmin Card Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	40,454	43,029
KB Kookmin Card Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	40,454	43,029
KB Kookmin Card Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Kookmin Card Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	7,207	3,658
KB Asset Management Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	6,460	3,658
KB Asset Management Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	747	0
KB Asset Management Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Capital Co.,Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	13,052	11,127
KB Capital Co.,Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	13,052	11,127
KB Capital Co.,Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Capital Co.,Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	67,400	81,543
KB Investment Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	61,802	74,408
KB Investment Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	5,597	7,135
KB Investment Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	1	0
KB Data System Co Ltd | Ending
Value At Risk Line Items [Line Items]
Value at risk	427	325
KB Data System Co Ltd | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	427	325
KB Data System Co Ltd | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Data System Co Ltd | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	₩ 0	₩ 0